Intangible Assets Other Than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Year One	$ 23,680
Year Two	5,581
Year Three	5,581
Year Four	5,581
Year Five	5,588
Thereafter	79,039
Total	$ 125,050